CHANGES IN ACCOUNTING POLICIES - Reconciliation of Financial Position (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents	$ 446.1	$ 611.5	$ 504.7	$ 504.7
Accounts receivable	496.0	452.0	450.1	450.1
Contracts in progress: assets		0.0	0.0
Contract assets	523.5	439.7	348.5	348.5
Inventories	537.0	516.1	549.0	549.0
Prepayments	57.4	50.0	63.8	63.8
Income taxes recoverable	33.6	40.7	25.6	25.6
Derivative financial assets	19.3	13.3	23.4	23.4
Total current assets	2,112.9	2,123.3	1,965.1	1,965.1
Property, plant and equipment	2,149.3	1,803.9	1,582.6	1,582.6
Intangible assets	2,027.9	1,055.6	944.0	944.0
Investment in equity accounted investees	312.1	242.7	375.8	375.8
Deferred tax assets	71.0	61.2	42.9	42.9
Derivative financial assets	12.8	11.5	16.0	16.0
Other assets	479.5	482.0	471.3	471.3
Total assets	7,165.5	5,780.2	5,397.7	5,397.7
Accounts payable and accrued liabilities	872.2	666.9	686.1	686.1
Less: current portion	28.7	32.1	43.2	43.2
Income taxes payable	25.7	15.3	9.6	9.6
Deferred revenue	11.6	10.0	11.4	11.4
Contracts in progress: liabilities		0.0	0.0
Contract liabilities	670.2	679.5	593.4	593.4
Current portion of long-term debt	264.1	52.2	51.9	51.9
Derivative financial liabilities	17.0	18.1	15.5	15.5
Total current liabilities	1,889.5	1,474.1	1,411.1	1,411.1
Long-term portion	36.3	39.5	39.1	39.1
Long-term debt	2,064.2	1,208.7	1,203.5	1,203.5
Royalty obligations	136.2	140.8	138.5	138.5
Employee benefits obligations	212.6	200.6	157.7	157.7
Deferred gains and other liabilities	267.0	229.9	217.8	217.8
Deferred tax liabilities	147.0	184.7	213.0	213.0
Derivative financial liabilities	2.7	4.4	4.7	4.7
Total liabilities	4,755.5	3,482.7	3,385.4	3,385.4
Share capital	649.6	633.2	615.4	615.4
Contributed surplus	24.8	21.3	19.4	19.4
Accumulated other comprehensive income	199.0	260.3	191.1	191.1
Retained earnings	1,457.9	1,314.3	1,126.2	1,126.2
Equity attributable to equity holders of the Company	2,331.3	2,229.1	1,952.1	1,952.1
Non-controlling interests	78.7	68.4	60.2	60.2
Total equity	2,410.0	2,297.5	2,012.3	2,012.3
Total liabilities and equity	$ 7,165.5	5,780.2	5,397.7	$ 5,397.7
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents		611.5	504.7
Accounts receivable		568.4	548.4
Contracts in progress: assets		401.6	337.5
Contract assets		0.0	0.0
Inventories		375.3	416.3
Prepayments		50.0	63.8
Income taxes recoverable		40.7	25.6
Derivative financial assets		13.3	23.4
Total current assets		2,060.8	1,919.7
Property, plant and equipment		1,803.9	1,582.6
Intangible assets		1,055.6	944.0
Investment in equity accounted investees		244.5	378.4
Deferred tax assets		60.9	42.8
Derivative financial assets		11.5	16.0
Other assets		482.0	471.3
Total assets		5,719.2	5,354.8
Accounts payable and accrued liabilities		669.6	695.2
Less: current portion		32.1	43.2
Income taxes payable		15.3	9.6
Deferred revenue		371.5	266.6
Contracts in progress: liabilities		161.8	191.9
Contract liabilities		0.0	0.0
Current portion of long-term debt		52.2	51.9
Derivative financial liabilities		18.1	15.5
Total current liabilities		1,320.6	1,273.9
Long-term portion		39.5	39.1
Long-term debt		1,208.7	1,203.5
Royalty obligations		140.8	138.5
Employee benefits obligations		200.6	157.7
Deferred gains and other liabilities		229.9	217.8
Deferred tax liabilities		208.1	238.6
Derivative financial liabilities		4.4	4.7
Total liabilities		3,352.6	3,273.8
Share capital		633.2	615.4
Contributed surplus		21.3	19.4
Accumulated other comprehensive income		262.3	193.7
Retained earnings		1,381.4	1,192.3
Equity attributable to equity holders of the Company		2,298.2	2,020.8
Non-controlling interests		68.4	60.2
Total equity		2,366.6	2,081.0
Total liabilities and equity		5,719.2	5,354.8
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents		0.0	0.0
Accounts receivable		(116.4)	(98.3)
Contracts in progress: assets		(401.6)	(337.5)
Contract assets		439.7	348.5
Inventories		140.8	132.7
Prepayments		0.0	0.0
Income taxes recoverable		0.0	0.0
Derivative financial assets		0.0	0.0
Total current assets		62.5	45.4
Property, plant and equipment		0.0	0.0
Intangible assets		0.0	0.0
Investment in equity accounted investees		(1.8)	(2.6)
Deferred tax assets		0.3	0.1
Derivative financial assets		0.0	0.0
Other assets		0.0	0.0
Total assets		61.0	42.9
Accounts payable and accrued liabilities		(2.7)	(9.1)
Less: current portion		0.0	0.0
Income taxes payable		0.0	0.0
Deferred revenue		(361.5)	(255.2)
Contracts in progress: liabilities		(161.8)	(191.9)
Contract liabilities		679.5	593.4
Current portion of long-term debt		0.0	0.0
Derivative financial liabilities		0.0	0.0
Total current liabilities		153.5	137.2
Long-term portion		0.0	0.0
Long-term debt		0.0	0.0
Royalty obligations		0.0	0.0
Employee benefits obligations		0.0	0.0
Deferred gains and other liabilities		0.0	0.0
Deferred tax liabilities		(23.4)	(25.6)
Derivative financial liabilities		0.0	0.0
Total liabilities		130.1	111.6
Share capital		0.0	0.0
Contributed surplus		0.0	0.0
Accumulated other comprehensive income		(2.0)	(2.6)
Retained earnings		(67.1)	(66.1)
Equity attributable to equity holders of the Company		(69.1)	(68.7)
Non-controlling interests		0.0	0.0
Total equity		(69.1)	(68.7)
Total liabilities and equity		$ 61.0	$ 42.9